MERGER OF BRAZILIAN BUSINESS - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2011 Boa Vista Servicos S.A. USD ($)	Dec. 31, 2011 Boa Vista Servicos S.A. USD ($)	Dec. 31, 2012 Boa Vista Servicos S.A. USD ($)	Dec. 31, 2012 Boa Vista Servicos S.A. BRL	May 31, 2011 Boa Vista Servicos S.A.	Mar. 31, 2011 Boa Vista Servicos S.A.	May 31, 2011 General Corporate Purposes	May 31, 2011 General Corporate Purposes Maximum	Dec. 31, 2012 General Corporate Purposes Maximum USD ($)
Business Acquisition [Line Items]
Percentage of interest acquired in Boa Vista Servicos S.A. ("BVS")				15.00%				15.00%	15.00%
Investment in Boa Vista Servicos S.A. ("BVS")					$ 69.4	$ 63.6	130.0
Goodwill write-off		33.2			33.2
Foreign currency translation	8.9	3.9			27.0
Other income (expense), net	6.7	(7.6)	1.4	10.3
Tax expense					17.5
Additional funding commitments period											May 31, 2015
Additional funding agreed amount												$ 55
Additional funding description										Equifax has committed to make certain additional funding available to BVS. Until May 31, 2015, BVS will have the right to borrow up to $55 million from Equifax for general corporate purposes; any borrowings would be due and payable on May 31, 2015. Payments for principal and interest on any borrowings can be convertible, at Equifaxs option, into additional shares of BVS nonvoting preferred stock. Preferred shares issued as a result of any borrowings will be convertible to common shares under specific conditions.